[CADWALADER, WICKERSHAM & TAFT LETTERHEAD]




December 16, 2005



Max Webb
Assistant Director for the Office of Structured Finance,
      Transportation and Leisure
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W., Mailstop 0305
Washington, DC  20549

Re:   Deutsche Mortgage & Asset Receiving Corporation
      Registration Statement on Form S-3
      Date Filed:  December 16, 2005
      -----------------------------------------------

Dear Mr. Webb:

We are counsel to Deutsche Mortgage & Asset Receiving Corporation, the registrant with respect to the Registration Statement on Form S-3 referenced above. Please be advised that we are filing the above-referenced registration statement on December 16, 2005. A hard scopy of the registration statement will be sent to you under separate cover.

Please feel free to contact either myself at (212) 504-6120 or Anna Glick at
(212) 504-6309 with any questions and/or concerns that you may have.


Best regards,

Susan Chalfin

/s/ Susan Chalfin


Enclosures

cc:   Anna H. Glick, Esq.
      Jay Strauss, Esq.